Inventories - Summary of Inventories (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Classes of inventories [line items]
Work-in-progress	$ 181	$ 136
Construction contracts
Classes of inventories [line items]
Work-in-progress	$ 4	$ 9